Employee benefits (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	$ 512,210	$ 462,554	$ 447,099
Plan assets at fair value	(259,245)	(267,535)	(286,881)	$ (314,804)
Projected liability, net	252,965	195,019	160,218
Present value of unfunded obligations
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	252,965	195,019	160,218
Present value of funded obligations
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	$ 259,245	$ 267,535	$ 286,881